Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000251148 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Core ETF
Class Name	Federated Hermes MDT Large Cap Core ETF
Trading Symbol	FLCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Core ETF (the “Fund”) for the period of July 31, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Core ETF	$18*	0.29%
*	Based on operations for the period from July 31, 2024 to February 28, 2025. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 18	[1]
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large capitalization U.S. companies.
Top Contributors to Performance
  An overweight position in companies with very high analyst conviction and flat or worsening earnings to price ratio contributed positively to Fund relative performance.
  By sector, stock selection in Information Technology and Communication Services aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA, AppLovin Corp. (Class A) and GoDaddy, Inc. (Class A).
Top Detractors from Performance
  Poor stock selection among companies with flat or improving earnings to price ratio and negative analyst conviction detracted from Fund relative performance.
  By sector, stock selection in Consumer Discretionary and Materials detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Advance Auto Parts, Inc. and Wingstop, Inc. and an underweight position in Broadcom Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: July 31, 2024 through February 28, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
Since Inception[1]
Federated Hermes MDT Large Cap Core ETF at NAV	13.74%
Russell 3000 Index	9.88%
Russell 1000 Index	10.56%
Morningstar Large Blend Funds Average	8.68%
[1]	Commenced operations on July 31, 2024.

Performance Inception Date	Jul. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 18,042,004
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 9,164
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$18,042,004
Number of Investments	151
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$9,164

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000251149 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth ETF
Class Name	Federated Hermes MDT Large Cap Growth ETF
Trading Symbol	FLCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth ETF (the “Fund”) for the period of July 31, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Growth ETF	$24*	0.39%
*	Based on operations for the period from July 31, 2024 to February 28, 2025. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 24	[2]
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large capitalization U.S. companies with higher forecasted growth values relative to the market.
Top Contributors to Performance
  An overweight position in companies with strong relative price trend and positive analyst conviction contributed positively to Fund relative performance.
  By sector, stock selection in Information Technology and Communication Services aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA, AppLovin Corp. (Class A) and GoDaddy, Inc. (Class A).
Top Detractors from Performance
  Poor stock selection among companies with positive analyst conviction and high volatility detracted from Fund relative performance.
  By sector, stock selection in Health Care and Financials detracted from performance.
  Top individual Fund holdings that detracted from performance were an overweight position in Wingstop, Inc. and underweight positions in Tesla, Inc. and NVIDIA Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: July 31, 2024 through February 28, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
Since Inception[1]
Federated Hermes MDT Large Cap Growth ETF at NAV	14.55%
Russell 3000 Index	9.88%
Russell 1000 Growth Index	13.48%
Morningstar Large Growth Funds	11.80%
[1]	Commenced operations on July 31, 2024.

Performance Inception Date	Jul. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 16, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 11,790,363
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 11,141
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$11,790,363
Number of Investments	102
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$11,141

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective September 16, 2024, the Fund changed its diversification classification and operates as a non-diversified company. Accordingly, references to the Fund operating as a diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as non-diversified.

Material Fund Change Risks Change [Text Block]
Effective September 16, 2024, the Fund changed its diversification classification and operates as a non-diversified company. Accordingly, references to the Fund operating as a diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as non-diversified.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000251150 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value ETF
Class Name	Federated Hermes MDT Large Cap Value ETF
Trading Symbol	FLCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value ETF (the “Fund”) for the period of July 31, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Value ETF	$20*	0.32%
*	Based on operations for the period from July 31, 2024 to February 28, 2025. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 20	[3]
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large capitalization U.S. companies undervalued relative to the market.
Top Contributors to Performance
  Strong stock selection among companies with solid one-year returns, very high analyst conviction and low structural earnings contributed positively to Fund relative performance.
  By sector, stock selection in Information Technology and Financials aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in AppLovin Corp. (Class A), Interactive Brokers Group, Inc. (Class A) and GoDaddy, Inc. (Class A).
Top Detractors from Performance
  Weak stock selection among companies with attractive valuations and negative analyst conviction detracted from Fund relative performance.
  By sector, unfavorable stock selection in Materials and Communication Services detracted from performance.
  Top individual Fund holdings that detracted from performance included overweight positions in Advance Auto Parts, Inc. and PVH Corp. and an underweight position in Walmart, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: July 31, 2024 through February 28, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
Since Inception[1]
Federated Hermes MDT Large Cap Value ETF at NAV	12.35%
Russell 3000 Index	9.88%
Russell 1000 Value Index	7.48%
Morningstar Large Value Funds Average	6.89%
[1]	Commenced operations on July 31, 2024.

Performance Inception Date	Jul. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 25,214,173
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 13,414
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$25,214,173
Number of Investments	128
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$13,414

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000251151 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core ETF
Class Name	Federated Hermes MDT Small Cap Core ETF
Trading Symbol	FSCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core ETF (the “Fund”) for the period of July 31, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Small Cap Core ETF	$21*	0.36%
*	Based on operations for the period from July 31, 2024 to February 28, 2025. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 21	[4]
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small capitalization U.S. companies.
Top Contributors to Performance
  An overweight position in and solid stock selection among younger companies with a strong one year return and positive analyst conviction contributed to Fund relative performance.
  By sector, stock selection in Health Care and Materials aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in SSR Mining Inc., ADMA Biologics, Inc. and Jackson Financial, Inc. (Class A).
Top Detractors from Performance
  An overweight position in and weak stock selection among companies with a depressed one year return and no significant financing required detracted from Fund relative performance.
  By sector, stock selection in Industrials and Information Technology detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in TTEC Holdings, Inc., Method Electronics, Inc. and Shoals Technologies Group, Inc. (Class A).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: July 31, 2024 through February 28, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
Since Inception[1]
Federated Hermes MDT Small Cap Core ETF at NAV	0.05%
Russell 3000 Index	9.88%
Russell 2000 Index	-2.83%
Morningstar Small Blend Funds Average	-1.86%
[1]	Commenced operations on July 31, 2024.

Performance Inception Date	Jul. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 12,172,606
Holdings Count | Holding	309
Advisory Fees Paid, Amount	$ 12,099
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$12,172,606
Number of Investments	309
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$12,099

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)

[1]	Based on operations for the period from July 31, 2024 to February 28, 2025. Expenses for the full year would be higher.
[2]	Based on operations for the period from July 31, 2024 to February 28, 2025. Expenses for the full year would be higher.
[3]	Based on operations for the period from July 31, 2024 to February 28, 2025. Expenses for the full year would be higher.
[4]	Based on operations for the period from July 31, 2024 to February 28, 2025. Expenses for the full year would be higher.